Financial instruments	9 Months Ended
Sep. 30, 2022
Financial instruments
Financial instruments

7. Financial instruments

The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy.

	Carrying amount					Fair Value
(€ in thousands)			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
9/30/2022			cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	—	3	17,965	—	17,968

Current assets	—	—	17,965	—	17,965

Cash and cash equivalents	—	—	10,237	—	10,237

Other financial assets	—	—	2,051	—	2,051	—	—	—	—
Restricted cash	—	—	2,051	—	2,051	—	—	—	—

Trade receivables, net	—	—	5,677	—	5,677

Non-current assets	—	3	—	—	3

Other financial assets	—	3	—	—	3	3	—	—	3
Equity securities	—	3	—	—	3	3	—	—	3

Total liabilities	—	—	—	28,624	31,558

Current liabilities	—	—	—	25,450	26,300

Trade payables	—	—	—	3,520	3,520

Other financial liabilities	—	—	—	21,930	22,780	—	—	21,828	21,828
Current portion of long-term debt	—	—	—	21,930	21,930	—	—	21,828	21,828
Lease liability	—	—	—	—	850	—	—	—	n/a

Non-current liabilities	—	—	—	3,174	5,258

Other financial liabilities	—	—	—	3,174	5,258	—	—	3,124	3,124
Long-term debt	—	—	—	3,174	3,174	—	—	3,124	3,124
Lease liability	—	—	—	—	2,068	—	—	—	n/a
Security deposit	—	—	—	—	16	—	—	—	n/a

	Carrying amount					Fair Value
(€ in thousands)			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2021			cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	13,525	4	18,131	—	31,660

Current assets	13,525	—	18,131	—	31,656

Cash and cash equivalents	—	—	7,027	—	7,027

Other financial assets	13,525	—	4,997	—	18,522	10,699	2,826	—	13,525
Bond funds	10,699	—	—	—	10,699	10,699	—	—	10,699
Term deposit	—	—	2,655	—	2,655	—	—	—	—
Restricted cash	—	—	2,342		2,342	—	—	—	—
Derivative financial instruments	2,826	—	—	—	2,826	—	2,826	—	2,826

Trade receivables, net	—	—	6,107	—	6,107

Non-current assets	—	4	—	—	4

Other financial assets	—	4	—	—	4	4	—	—	4
Equity securities	—	4	—	—	4	4	—	—	4

Total liabilities	516	—	—	26,672	30,414

Current liabilities	—	—	—	16,879	17,476

Trade payables	—	—	—	2,594	2,594

Other financial liabilities	—	—	—	14,285	14,882	—	—	15,362	15,362
Current portion of long-term debt	—	—	—	14,285	14,285	—	—	15,362	15,362
Lease liability	—	—	—	—	597	—	—	—	n/a

Non-current liabilities	516	—	—	9,793	12,938

Other financial liabilities	516	—	—	9,793	12,938	—	516	13,826	14,342
Derivative financial instruments	516	—	—	—	516	—	516	—	516
Long-term debt	—	—	—	9,793	9,793	—	—	13,826	13,826
Lease liability	—	—	—	—	2,613	—	—	—	n/a
Security deposit	—	—	—	—	16	—	—	—	n/a

The valuation techniques used to determine the fair value of financial instruments include the use of quoted market prices or dealer quotes for similar instruments as well as discounted cash flow analysis.

The fair value of the Company’s investments in the bond funds was determined based on the quoted unit prices received by the fund management company.

The fair value of equity securities is determined by multiplying their share price and the number of shares held.

The fair values of the derivative financial instruments that are not traded in an active market are determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. The fair values have been determined based on share prices and the relevant discount rates.

The fair value of long-term debt was determined using discounted cash flow models based on the relevant forward interest rate yield curves, considering the credit risk of voxeljet.

Due to their short maturity and the current low level of interest rates, the carrying amounts of cash and cash equivalents, restricted cash, trade receivables, trade payables, term deposit, credit lines and bank overdrafts approximate their fair values.

Due to the successful closing process of the sale and leaseback transaction on October 31, 2022, the expected future cash flows of tranches A and B1 related to the EIB loan after September 30, 2022, changed and the final settlement amount was determined. Consequently, the Company has written down the bifurcated embedded derivative financial instruments relating to the performance participation interest for tranche A and tranche B1 and adjusted the carrying amount of EIB loan tranches A and B1. The write-down resulted from the early repayment of the Finance Contract with EIB in October 2022, expected already as of September 30, 2022.

The write down of the bifurcated embedded derivative financial instruments and the adjustment of carrying amount of long-term debt as of September 30, 2022, resulted in a finance expense of kEUR 4,664 and kEUR 907, respectively in the third quarter of 2022.

The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as of the end of each quarter. As of September 30, 2022, there were no transfers of financial instruments measured at fair value between level 1, level 2 and level 3.

As of September 30, 2022, the Company was in compliance with all covenants related to the loan granted by the EIB.